PENSION AND POST-RETIREMENT BENEFIT PLANS - Net Periodic Benefit (Credit) Costs (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
United States
Defined Benefit Plan Disclosure [Line Items]
Service cost	$ 1
United States | Pension
Defined Benefit Plan Disclosure [Line Items]
Service cost	0	$ 202	$ 211
Interest cost	138	1,816	3,140
Expected return on plan assets	0	(1,293)	(1,881)
Actuarial loss (gain) recognition	66	(6,887)	(932)
Curtailment gain	0	(399)	0
Net periodic benefit cost (credit)	204	(6,561)	538
United States | Post-Retirement
Defined Benefit Plan Disclosure [Line Items]
Service cost	0	1	4
Interest cost	212	206	231
Expected return on plan assets	0	0	0
Actuarial loss (gain) recognition	(480)	(370)	(496)
Curtailment gain	0	0	0
Net periodic benefit cost (credit)	(268)	(163)	(261)
U.K. | Pension
Defined Benefit Plan Disclosure [Line Items]
Service cost	0	0	0
Interest cost	21,589	19,288	19,610
Expected return on plan assets	(21,539)	(19,289)	(19,586)
Actuarial loss (gain) recognition	3,134	1,272	(225)
Curtailment gain	0	0	0
Net periodic benefit cost (credit)	$ 3,184	$ 1,271	$ (201)